Litigation, regulatory and similar matters	12 Months Ended
Dec. 31, 2023
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Disclosure Of Contingent Liabilities Explanatory

b) Litigation, regulatory and similar matters
UBS operates in

a legal and

regulatory environment that

exposes it to

significant litigation and

similar risks arising

from
disputes and

regulatory

proceedings.

As a

result,

UBS

is involved

in various

disputes

and legal

proceedings,

including
litigation, arbitration, and regulatory

and criminal investigations. “UBS,”

“we” and “our,” for

purposes of this

Note, refer
to UBS AG and / or one or more of its subsidiaries, as applicable.
Such

matters

are

subject

to

many

uncertainties,

and

the

outcome

and

the

timing

of

resolution

are

often

difficult

to
predict,

particularly

in

the

earlier

stages

of

a

case.

There

are

also

situations

where

UBS

may

enter

into

a

settlement
agreement.

This

may

occur

in

order

to

avoid

the

expense,

management

distraction

or

reputational

implications

of
continuing to contest

liability, even for

those matters for

which UBS believes

it should be

exonerated. The uncertainties
inherent in

all such

matters

affect

the amount

and timing

of any

potential outflows

for

both matters

with respect

to
which provisions have

been established and

other contingent liabilities.

UBS makes provisions

for such matters

brought
against it when,

in the opinion of

management after seeking legal

advice, it is

more likely than not

that UBS has a

present
legal or constructive obligation as a result of past events, it is probable that an outflow of resources will be required, and the amount

can be

reliably

estimated. Where

these factors

are otherwise

satisfied, a

provision may

be established

for
claims that have not yet been asserted

against UBS, but are nevertheless expected to be,

based on UBS’s experience with
similar asserted claims. If any of those conditions is not met, such matters result in contingent liabilities. If the amount of an

obligation

cannot

be

reliably

estimated,

a

liability

exists

that

is

not

recognized

even

if

an

outflow

of

resources

is
probable. Accordingly, no provision is established even if the potential outflow of resources with respect to such matters
could be

significant. Developments

relating to

a matter

that occur

after the

relevant reporting

period, but

prior to

the
issuance of financial

statements, which affect

management’s assessment

of the provision

for such matter

(because, for
example, the developments provide evidence of conditions that existed at the end of the reporting period), are adjusting events

after

the

reporting

period

under

IAS

10

and

must

be

recognized

in

the

financial

statements

for

the

reporting
period.
Specific

litigation,

regulatory

and

other

matters

are

described

below,

including

all

such

matters

that

management
considers to

be material

and others

that management

believes to

be of

significance to

UBS due

to potential

financial,
reputational and other

effects. The amount of

damages claimed, the size

of a transaction

or other information is

provided
where available and appropriate in order to assist users in considering the magnitude of potential exposures.
In the case of certain matters below, we

state that we have established a provision,

and for the other matters, we make
no such statement.

When we

make this statement

and we

expect disclosure

of the

amount of a

provision to prejudice
seriously our position with other parties in the matter because it would reveal what UBS believes to be the probable and
reliably estimable

outflow, we

do not

disclose that

amount. In

some cases

we are

subject to

confidentiality obligations
that preclude

such disclosure.

With respect

to the

matters

for which

we do

not state

whether

we have

established a
provision, either: (a) we have

not established a provision;

or (b) we have established

a provision but expect disclosure

of
that fact

to prejudice

seriously our

position with

other parties

in the

matter because

it would

reveal the

fact that

UBS
believes an outflow of resources to be probable and reliably estimable.
With respect to certain litigation, regulatory and similar matters for which we have established provisions, we are able to estimate the expected

timing of outflows.

However, the aggregate

amount of the

expected outflows for

those matters
for which

we are

able to

estimate expected

timing is

immaterial relative

to our

current and

expected levels

of liquidity
over the relevant time periods.
The aggregate amount provisioned for litigation, regulatory and similar matters as a class is disclosed in the “Provisions”
table in Note 17a

above. It is not practicable to

provide an aggregate estimate of liability

for our litigation, regulatory and
similar matters as a class of contingent liabilities. Doing so would require UBS to provide speculative legal assessments as to claims

and proceedings

that involve

unique fact

patterns or

novel legal

theories, that

have not

yet been

initiated or
are at early stages of adjudication, or as to which alleged damages have not been quantified by the claimants. Although
UBS therefore

cannot provide

a numerical

estimate of

the future

losses that

could arise

from litigation,

regulatory and
similar

matters,

UBS

believes

that

the

aggregate

amount

of

possible

future

losses

from

this

class

that

are

more

than
remote substantially exceeds the level of current provisions.

Litigation, regulatory and

similar matters may also

result in non-monetary

penalties and consequences.

A guilty plea to,
or conviction

of, a

crime could

have material

consequences for

UBS. Resolution

of regulatory

proceedings may

require
UBS to obtain waivers of regulatory disqualifications to maintain certain operations,

may entitle regulatory authorities to
limit,

suspend

or

terminate

licenses

and

regulatory

authorizations,

and

may

permit

financial

market

utilities

to

limit,
suspend or terminate UBS’s participation in

such utilities. Failure to obtain such waivers,

or any limitation, suspension or
termination of licenses, authorizations or participations, could have material consequences for UBS.
The risk of loss associated with

litigation, regulatory and similar matters

is a component of operational

risk for purposes
of determining capital requirements. Information concerning our capital requirements and the calculation of operational risk for this purpose is included in the “Capital, liquidity and funding, and balance sheet” section of this report.

Provisions for litigation, regulatory and similar matters

by business division and in Group Items
1
USD m
Global Wealth
Manage-
ment
Personal &
Corporate
Banking
Asset
Manage-
ment
Investment
Bank
Non-core

and

Legacy
2
Group

Items
2
Total 2023
Balance at the beginning of the year 1,182 159 8 308 771 158 2,586
Increase in provisions recognized in the income statement 113 0 5 81 665 2 866
Release of provisions recognized in the income statement (7) (9) 0 (2) 0 (29) (47)
Provisions used in conformity with designated purpose (98) 0 (1) (106) (1,435) (1) (1,642)
Foreign currency translation and other movements 31 6 0 5 4 1 48
Balance at the end of the year 1,220 156 12 286 4 132 1,810
1 Provisions, if any,

for the matters described in item 2

of this Note are recorded in Global Wealth

Management, and provisions, if any,

for the matters described in items 1 and

4 of this Note are allocated between
Global Wealth Management and Personal & Corporate Banking. Provisions,

if any, for the matters described in item 3 are allocated between the Investment

Bank and Group Items.

2 Starting with the third quarter
of 2023, Non-core and Legacy represents a separate reportable segment and Group Functions has been renamed Group Items.

Prior periods have been revised to reflect these changes.
1. Inquiries regarding cross-border wealth management businesses

Tax and regulatory authorities in a number of

countries have made inquiries,

served requests for information or

examined
employees located in their

respective jurisdictions

relating to the

cross-border wealth

management services provided

by
UBS and other financial institutions.
Since 2013, UBS (France) S.A., UBS AG and certain former employees have been under investigation in

France in relation
to UBS’s cross-border business with French clients. In connection with this investigation, the investigating judges ordered
UBS AG to provide bail (“ caution ”) of EUR 1.1 bn.
In 2019, the court

of first instance

returned a verdict

finding UBS AG

guilty of unlawful solicitation

of clients on

French
territory

and aggravated

laundering of

the proceeds

of tax

fraud, and

UBS (France)

S.A. guilty

of aiding

and abetting
unlawful solicitation

and of

laundering the

proceeds of

tax fraud.

The court

imposed fines

aggregating EUR
3.7 bn on
UBS AG and UBS (France) S.A. and

awarded EUR
800
m of civil damages to the

French state. A trial in the Paris

Court of
Appeal took place in March 2021. In December

2021, the Court of Appeal found UBS

AG guilty of unlawful solicitation
and aggravated

laundering

of the

proceeds of

tax

fraud. The

court

ordered a

fine of

EUR
3.75
m, the

confiscation

of
EUR 1
bn, and awarded civil

damages to the French

state of EUR
800
m. UBS appealed the

decision to the French

Supreme
Court.

The

Supreme

Court

rendered

its

judgment

on

15

November

2023.

It

upheld

the

Court

of

Appeal‘s

decision
regarding unlawful solicitation and aggravated

laundering of the proceeds of tax

fraud, but overturned the confiscation
of EUR 1
bn, the

penalty of

EUR
3.75
m and the

EUR
800
m of civil

damages awarded

to the

French state.

The case

has
been remanded to

the Court of

Appeal for a

retrial regarding these

overturned elements. The

French state has

reimbursed
the EUR 800 m of civil damages to UBS AG.
Our balance sheet

at 31 December

2023 reflected

a provision

in an amount

that UBS believes

to be appropriate

under
the applicable accounting standard. As in the case of other matters for which we have established provisions,

the future
outflow

of

resources

in

respect

of

such

matters

cannot

be

determined

with

certainty

based

on

currently

available
information and accordingly may ultimately

prove to be substantially greater

(or may be less) than the provision

that we
have recognized.
2. Madoff
In relation to the Bernard L. Madoff Investment Securities LLC (BMIS) investment fraud, UBS AG, UBS (Luxembourg) S.A.
(now UBS Europe SE, Luxembourg branch) and certain other UBS subsidiaries have been subject to inquiries by a

number
of regulators,

including the

Swiss Financial Market

Supervisory Authority

(FINMA) and the

Luxembourg Commission

de
Surveillance du

Secteur Financier.

Those inquiries

concerned two

third-party funds

established under

Luxembourg law,
substantially all assets of which

were with BMIS,

as well as certain

funds established in offshore

jurisdictions with either
direct or

indirect exposure

to BMIS. These

funds faced severe

losses, and the

Luxembourg funds

are in

liquidation. The
documentation

establishing

both

funds

identifies

UBS

entities

in

various

roles,

including

custodian,

administrator,
manager,

distributor and promoter,

and indicates that UBS employees serve as board

members.
In 2009 and 2010,

the liquidators of

the two Luxembourg

funds filed claims

against UBS entities,

non-UBS entities and
certain individuals,

including

current and

former

UBS employees,

seeking amounts

totaling approximately

EUR
2.1 bn,
which includes amounts that the funds may be held liable

to pay the trustee for the liquidation of BMIS (BMIS Trustee).
A large number of alleged beneficiaries have filed claims against UBS entities (and non-UBS entities) for purported losses relating to the Madoff fraud. The majority of these

cases have been filed in Luxembourg, where decisions that the claims in

eight

test

cases

were

inadmissible

have

been

affirmed

by

the

Luxembourg

Court

of

Appeal,

and

the

Luxembourg
Supreme Court has dismissed a further appeal in one of

the test cases.
In the US, the BMIS Trustee

filed claims against UBS entities, among others, in

relation to the two Luxembourg funds and
one of the offshore funds. The total amount

claimed against all defendants in these

actions was not less than USD
2 bn.
In 2014,

the

US Supreme

Court rejected

the BMIS

Trustee’s

motion for

leave to

appeal decisions

dismissing all

claims
except

those

for

the

recovery

of

approximately

USD
125
m

of

payments

alleged

to

be

fraudulent

conveyances

and
preference payments. In 2016, the

bankruptcy court dismissed these claims

against the UBS entities. In

2019, the Court
of Appeals reversed

the dismissal of the

BMIS Trustee’s remaining claims,

and the US

Supreme Court subsequently denied
a petition

seeking review

of the

Court of

Appeals’ decision.

The case

has been

remanded to

the Bankruptcy

Court for
further proceedings.
3. Foreign exchange, LIBOR and benchmark rates, and other

trading practices
Foreign

exchange-related

regulatory

matters:

Beginning

in

2013,

numerous

authorities

commenced

investigations
concerning

possible

manipulation

of

foreign

exchange

markets

and

precious

metals

prices.

As

a

result

of

these
investigations,

UBS

entered

into

resolutions

with

Swiss,

US

and

United

Kingdom

regulators

and

the

European
Commission.

UBS

was

granted

conditional

immunity

by

the

Antitrust

Division

of

the

DOJ

and

by

authorities

in

other
jurisdictions in

connection

with potential

competition

law

violations relating

to foreign

exchange and

precious

metals
businesses.
Foreign exchange-related civil litigation:

Putative class actions have

been filed since

2013 in US

federal courts and in

other
jurisdictions

against

UBS

and

other

banks

on

behalf

of

putative

classes

of

persons

who

engaged

in

foreign

currency
transactions with any of

the defendant banks. UBS has resolved

US federal court class actions

relating to foreign currency
transactions with

the defendant

banks and

persons who

transacted in

foreign exchange

futures contracts

and options
on such

futures

under

a

settlement

agreement

that

provides for

UBS to

pay

an aggregate

of USD
141
m and

provide
cooperation to the

settlement classes. Certain

class members have

excluded themselves

from that settlement

and have
filed individual

actions in

US and

English courts

against

UBS and

other banks,

alleging violations

of US

and European
competition laws and unjust enrichment. UBS and the other

banks have resolved those individual matters.
In 2015, a

putative class

action was

filed in federal

court against

UBS and numerous

other banks

on behalf of

persons
and businesses

in the US

who directly

purchased foreign

currency from

the defendants

and alleged

co-conspirators for
their own end use.

In 2022, the

court denied plaintiffs’

motion for class certification.

In March 2023, the

court granted
defendants’ summary judgment motion, dismissing the case.

Plaintiffs have appealed.
LIBOR

and

other

benchmark-related

regulatory

matters:

Numerous

government

agencies

conducted

investigations
regarding potential improper attempts by UBS,

among others, to manipulate LIBOR and

other benchmark rates at certain
times.

UBS

reached

settlements

or

otherwise

concluded

investigations

relating

to

benchmark

interest

rates

with

the
investigating

authorities.

UBS

was

granted

conditional

leniency

or

conditional

immunity

from

authorities

in

certain
jurisdictions, including the

Antitrust Division of the

DOJ and the Swiss

Competition Commission (WEKO),

in connection
with

potential

antitrust

or

competition

law

violations

related

to

certain

rates.

However,

UBS

has

not

reached

a

final
settlement with WEKO, as the Secretariat of WEKO has asserted that UBS does not qualify for full immunity.
LIBOR and other

benchmark-related civil litigation:

A number of

putative class actions

and other actions

are pending in
the federal

courts in

New York

against UBS

and numerous

other banks

on behalf

of parties

who transacted

in certain
interest rate benchmark-based derivatives.

Also pending in

the US and

in other jurisdictions are

a number of other

actions
asserting losses related

to various products

whose interest

rates were

linked to LIBOR

and other benchmarks,

including
adjustable

rate

mortgages,

preferred

and

debt

securities,

bonds

pledged

as

collateral,

loans,

depository

accounts,
investments

and

other

interest-bearing

instruments.

The

complaints

allege

manipulation,

through

various

means,

of
certain benchmark interest rates, including USD LIBOR, Euroyen TIBOR, Yen LIBOR, EURIBOR, CHF LIBOR, GBP LIBOR and
seek unspecified compensatory and other damages under

varying legal theories.
USD LIBOR class and individual

actions in the US:
In 2013 and 2015,

the district court in

the USD LIBOR actions dismissed,
in whole or in part, certain

plaintiffs’ antitrust claims, federal racketeering

claims, Commodity Exchange Act claims,

and
state common

law claims,

and again

dismissed the

antitrust claims

in 2016

following

an appeal.

In 2021,

the Second
Circuit affirmed

the district

court’s dismissal

in part

and reversed

in part

and remanded

to the

district court

for further
proceedings. The

Second Circuit,

among other

things, held

that there

was personal

jurisdiction over

UBS and

other foreign
defendants. Separately, in

2018, the Second

Circuit reversed in part

the district court’s

2015 decision dismissing

certain
individual plaintiffs’ claims and

certain of these actions

are now proceeding. In

2018, the district court denied

plaintiffs’
motions for class

certification in

the USD class

actions for

claims pending against

UBS, and plaintiffs

sought permission
to appeal that

ruling to the

Second Circuit. The Second

Circuit denied the

petition to appeal. In

2020, an individual action
was

filed

in

the

Northern

District

of

California

against

UBS

and

numerous

other

banks

alleging

that

the

defendants
conspired

to

fix

the

interest

rate

used

as

the

basis

for

loans

to

consumers

by

jointly

setting

the

USD LIBOR

rate

and
monopolized

the

market

for

LIBOR-based

consumer

loans

and

credit

cards.

In

September

2022,

the

court

granted
defendants’ motion to

dismiss the complaint

in its entirety, while

allowing plaintiffs the

opportunity to file an

amended
complaint.

Plaintiffs

filed

an

amended

complaint

in

October

2022,

and

defendants

moved

to

dismiss

the

amended
complaint.

In

October

2023,

the

court

dismissed

the

amended

complaint

with

prejudice.

In

January

2024,

plaintiffs
appealed the

dismissal to

the

Ninth Circuit

Court of

Appeals.

Defendants

filed their

response

to the

appeal

in

March
2024.
Other benchmark class actions in the US:

Yen

LIBOR

/

Euroyen

TIBOR
–

In

2017,

the

court

dismissed

one

Yen

LIBOR

/

Euroyen

TIBOR

action

in

its

entirety

on
standing grounds.

In 2020,

the appeals court

reversed the

dismissal and,

subsequently,

plaintiffs in

that action filed

an
amended complaint focused

on Yen

LIBOR. In 2022, the

court granted UBS’s motion

for reconsideration and

dismissed
the

case

against

UBS.

The

dismissal

of

the

case

against

UBS

could be

appealed

following

the

disposition

of

the

case
against the remaining defendant in the district court.
CHF LIBOR

– In 2017,

the court dismissed the

CHF LIBOR action on standing

grounds and failure to

state a claim. Plaintiffs
filed an amended

complaint, and

the court granted

a renewed motion

to dismiss in

2019. Plaintiffs appealed.

In 2021,
the Second Circuit granted the parties’ joint motion

to vacate the dismissal and remand the case

for further proceedings.
Plaintiffs filed a third amended

complaint in November 2022

and defendants moved

to dismiss the amended

complaint
in January 2023.
EURIBOR

– In 2017, the court in the EURIBOR lawsuit dismissed the case as to UBS and certain other foreign defendants
for lack of personal jurisdiction. Plaintiffs have appealed.

GBP LIBOR

– The court dismissed the GBP LIBOR action in 2019. Plaintiffs have appealed.

Government bonds:

Putative class actions

have been filed

since 2015 in

US federal courts

against UBS and

other banks
on behalf

of persons

who participated

in markets

for US

Treasury securities

since 2007.

A consolidated

complaint was
filed in 2017 in the US District Court for the Southern District of New York alleging that the banks colluded with respect
to, and

manipulated prices

of, US

Treasury securities

sold at

auction and

in the

secondary market

and asserting

claims
under the

antitrust

laws and

for

unjust

enrichment.

Defendants’

motions to

dismiss

the

consolidated

complaint

were
granted in 2021.

Plaintiffs filed an

amended complaint, which defendants

moved to dismiss

later in 2021.

In March 2022,
the court granted defendants’

motion to dismiss that

complaint, and in February

2024, the Second Circuit

affirmed the
district

court’s

dismissal.

Similar

class

actions

have

been

filed

concerning

European

government

bonds

and

other
government bonds.
In 2021,

the European

Commission

issued a

decision finding

that UBS

and six

other

banks breached

European

Union
antitrust rules in 2007–2011 relating

to European government bonds. The

European Commission fined UBS

EUR
172 m.
UBS is appealing the amount of the fine.
With respect to

additional matters

and jurisdictions

not encompassed

by the

settlements and

orders referred

to above,
our balance

sheet at

31 December

2023 reflected

a provision

in an amount

that UBS

believes to

be appropriate

under
the applicable accounting standard. As in the case of other matters for which we have established provisions, the future
outflow

of

resources

in

respect

of

such

matters

cannot

be

determined

with

certainty

based

on

currently

available
information and accordingly may ultimately

prove to be substantially greater

(or may be less) than the provision that

we
have recognized.
4. Swiss retrocessions
The Federal Supreme Court of Switzerland

ruled in 2012, in a test case

against UBS, that distribution fees paid

to a firm
for distributing third-party and intra-group investment funds and structured products must be disclosed and surrendered to clients who have entered

into a discretionary mandate

agreement with the firm,

absent a valid waiver.

FINMA issued
a supervisory note to

all Swiss banks

in response to

the Supreme

Court decision. UBS

has met the FINMA

requirements
and has notified all potentially affected clients.
The Supreme Court decision has resulted, and continues to result, in a number of client requests for

UBS to disclose and
potentially

surrender

retrocessions.

Client

requests

are

assessed

on

a

case-by-case

basis.

Considerations

taken

into
account when assessing these cases include, among other things, the existence of a discretionary mandate and whether
or not the client documentation contained a valid waiver

with respect to distribution fees.
Our

balance

sheet

at

31

December

2023 reflected

a

provision

with

respect

to

matters

described

in

this

item

4

in

an
amount that UBS

believes to be

appropriate under the

applicable accounting standard. The

ultimate exposure will

depend
on client requests and

the resolution thereof, factors that are

difficult to predict and

assess. Hence, as in the

case of other
matters for which

we have established

provisions, the future

outflow of resources

in respect of

such matters cannot

be
determined

with

certainty

based

on

currently

available

information

and

accordingly

may

ultimately

prove

to

be
substantially greater (or may be less) than the provision that we have recognized.